Allowance for Probable Loan Losses (Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest Recognized
Total trouble debt restructuring	$ 15,346	$ 22,418
Period of charge off for past due unsecured commercial loans	90 days
Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	$ 1,894	4,828
Total impaired loans with no related allowance	61,310	42,577
Unpaid principal balance:
Total impaired loans with an allowance recorded	2,336	5,981
Total impaired loans with no related allowance recorded	89,664	74,677
Related Allowance	434	961
Average recorded investment:
Total impaired loans with an allowance recorded	1,985	9,579
Total impaired loans with no related allowance recorded	72,417	40,450
Interest Recognized
Total impaired loans with no related allowance recorded	391	547
Commercial
Interest Recognized
Total trouble debt restructuring	6,910	10,710
Commercial | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	1,300
Total impaired loans with no related allowance	16,646	21,412
Unpaid principal balance:
Total impaired loans with an allowance recorded	1,577
Total impaired loans with no related allowance recorded	44,095	50,737
Related Allowance	300
Average recorded investment:
Total impaired loans with an allowance recorded	1,346
Total impaired loans with no related allowance recorded	19,615	19,354
Interest Recognized
Total impaired loans with no related allowance recorded	3	3
Commercial Real Estate: Other Construction and Land Development | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	145	1,958
Total impaired loans with no related allowance	2,310	2,818
Unpaid principal balance:
Total impaired loans with an allowance recorded	169	1,971
Total impaired loans with no related allowance recorded	2,455	4,419
Related Allowance	116	371
Average recorded investment:
Total impaired loans with an allowance recorded	150	2,512
Total impaired loans with no related allowance recorded	3,493	2,336
Interest Recognized
Total impaired loans with no related allowance recorded		67
Commercial Real Estate: Farmland & Commercial
Interest Recognized
Total trouble debt restructuring		3,086
Commercial Real Estate: Farmland & Commercial | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	449	2,808
Total impaired loans with no related allowance	32,675	8,002
Unpaid principal balance:
Total impaired loans with an allowance recorded	590	3,948
Total impaired loans with no related allowance recorded	33,275	9,054
Related Allowance	18	546
Average recorded investment:
Total impaired loans with an allowance recorded	489	3,247
Total impaired loans with no related allowance recorded	38,536	8,523
Interest Recognized
Total impaired loans with no related allowance recorded		110
Commercial Real Estate: Multifamily | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance		62
Total impaired loans with no related allowance	476	552
Unpaid principal balance:
Total impaired loans with an allowance recorded		62
Total impaired loans with no related allowance recorded	505	562
Related Allowance		44
Average recorded investment:
Total impaired loans with an allowance recorded		62
Total impaired loans with no related allowance recorded	511	401
Residential First Lien
Interest Recognized
Total trouble debt restructuring	6,140	6,181
Residential First Lien | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	6,852	6,774
Unpaid principal balance:
Total impaired loans with no related allowance recorded	6,968	6,847
Average recorded investment:
Total impaired loans with no related allowance recorded	7,249	6,860
Interest Recognized
Total impaired loans with no related allowance recorded	324	298
Residential Junior Lien
Interest Recognized
Total trouble debt restructuring	712	812
Residential Junior Lien | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	723	978
Unpaid principal balance:
Total impaired loans with no related allowance recorded	736	1,017
Average recorded investment:
Total impaired loans with no related allowance recorded	970	1,011
Interest Recognized
Total impaired loans with no related allowance recorded	45	52
Consumer
Interest Recognized
Total trouble debt restructuring	1,237	1,269
Consumer | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	1,281	1,295
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,283	1,295
Average recorded investment:
Total impaired loans with no related allowance recorded	1,293	1,214
Interest Recognized
Total impaired loans with no related allowance recorded	3	1
Foreign
Interest Recognized
Total trouble debt restructuring	347	360
Foreign | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	347	746
Unpaid principal balance:
Total impaired loans with no related allowance recorded	347	746
Average recorded investment:
Total impaired loans with no related allowance recorded	750	751
Interest Recognized
Total impaired loans with no related allowance recorded	$ 16	$ 16